TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
TAXATION
Total	Rp 2,425	$ 151	Rp 2,192
The Company
TAXATION
Article 4(2) - Final tax	11		33
Article 21 - Individual income tax	1		102
Article 22 - Withholding tax on goods delivery and imports	1		2
Article 23 - Withholding tax on services	45		24
Article 26 - Withholding tax on non-resident income	0		0
VAT	109		170
VAT - Tax collector	114		163
Total	281		494
Subsidiaries
TAXATION
Article 4(2) - Final tax	644		317
Article 21 - Individual income tax	160		182
Article 22 - Withholding tax on goods delivery and imports	6		9
Article 23 - Withholding tax on services	33		152
Article 26 - Withholding tax on non-resident income	178		10
VAT	473		399
VAT - Tax collector	650		629
Total	Rp 2,144		Rp 1,698